Compensation of the board of directors and key management personnel (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Compensation of the Board of Directors and key Management Personnel [Abstract]
Summary of Compensation paid to key management personnel for employee services
Compensation paid to Board members and key management personnel for employee services, which is included in personnel expenses in the consolidated statement of profit or loss and other comprehensive income, is shown below:

Compensation of Board members and key management personnel	Years Ended December 31,
in €‘000	2019	2020	2021
Short-term employee benefits	6,508	3,127	6,677
Post-employment pension and medical benefits	248	386	357
Share-based payments	—	1,093	4,280

Total	6,756	4,606	11,314